Income Taxes, federal and state income tax expense reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense
Current federal income tax expense	$ (94,627)	$ 24,329	$ 92,303
Current state income tax expense	5,583	(5,532)	7,222
Deferred federal income tax expense	214,722	67,466	28,451
Deferred state income tax expense	(12,175)	8,925	7,563
Total income tax expense	$ 113,503	$ 95,188	$ 135,539